Unaudited Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net result	€ (11,006)	€ (8,108)	€ (33,264)	€ (18,458)
Adjustments for:
Other income	(33)		(413)
Depreciation	671	688	2,024	2,090
Share-based compensation	1,117	612	2,784	1,976
Financial income and expenses	(280)	(469)	(927)	(1,470)
Results related to financial liabilities measured at fair value through profit or loss	2	(139)	(176)	(266)
Income tax expenses			18	(197)
Changes in working capital	(3,074)	1,117	(10,974)	(12,721)
Cash used in operations	(12,603)	(6,299)	(40,928)	(29,046)
Corporate income tax received / (paid)		1	(18)	197
Interest received	519	860	1,924	2,402
Interest paid	(151)	(219)	(412)	(598)
Net cash used in operating activities	(12,235)	(5,657)	(39,434)	(27,045)
Cash flow from investing activities
Increase in financial asset - current				(17,000)
Decrease in financial asset - current		17,000		17,000
Purchases of property, plant and equipment	(169)	(286)	(494)	(1,285)
Net cash (used in) / generated by investing activities	(169)	16,714	(494)	(1,285)
Cash flow from financing activities
Proceeds from exercise of share options		1	67	175
Repayment of lease liability	(444)	(454)	(1,304)	(1,329)
Net cash used in financing activities	(444)	(453)	(1,237)	(1,154)
Net (decrease) / increase in cash and cash equivalents	(12,848)	10,604	(41,165)	(29,484)
Currency effect cash and cash equivalents	(34)	(173)	(1,360)	(40)
Cash and cash equivalents, at beginning of the period	119,765	78,970	149,408	118,925
Cash and cash equivalents at the end of the period	€ 106,883	€ 89,401	€ 106,883	€ 89,401